PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2 0 2 0	2 0 1 9
Cost:
Office furniture and equipment	221	213
Laboratory equipment	1,163	759
Computers and auxiliary equipment	432	420
	1,816	1,392
Accumulated depreciation	993	852
Property and equipment, net	823	540